Loans (Details) ¥ in Thousands, $ in Thousands			1 Months Ended
	Apr. 30, 2019 CNY (¥)	Nov. 30, 2017 CNY (¥)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 HKD ($)	Jan. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)	Nov. 30, 2017 USD ($)
Loans (Details) [Line Items]
Fixed installments term	5 years	5 years
Banking Facility Agreement with U B S G Singapore Branch [Member] | London Interbank Offered Rate (LIBOR) [Member]
Loans (Details) [Line Items]
Annual interest rate								2.70%
Shanghai OneAmart Education and Training Co. Ltd [member] | Banking Facility Agreement With Shanghai Pudong Development Bank [Member]
Loans (Details) [Line Items]
Short-term loan facility amount		¥ 450,000											$ 217,790	$ 995			$ 69,655
Interest rate													0.00%	0.00%
Loan term		5 years															5 years
Amount repaid						¥ 67,500	$ 10,448		¥ 45,000	$ 6,966	¥ 450,000	$ 69,655
Shanghai Onesmart Education Investment Co., Ltd. [Member]
Loans (Details) [Line Items]
Loan term					4 years										4 years
Percentage of equity investment					100.00%
Shanghai Onesmart Education Investment Co., Ltd. [Member] | Banking Facility Agreement With Shanghai Pudong Development Bank [Member]
Loans (Details) [Line Items]
Short-term loan facility amount	¥ 43,200				¥ 14,400										$ 2,229	$ 6,687
Loan term	5 years															5 years
Amount repaid			¥ 4,320	$ 669
Long-term loan principal	¥ 43,200															$ 6,687
Term Facility [Member] | Banking Facility Agreement with U B S G Singapore Branch [Member]
Loans (Details) [Line Items]
Short-term loan facility amount								$ 139,000
Long-term loan principal								139,000
Green Shoe Facility [Member] | Banking Facility Agreement with U B S G Singapore Branch [Member]
Loans (Details) [Line Items]
Short-term loan facility amount								$ 61,000